Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table summarizes the relationship between the compensation paid to our Chief Executive Officer(s) (referred to in this discussion as our “PEO(s)”) and the other Named Executive Officers (referred to in this discussion as our
“Non-PEO
NEOs”) and our financial performance for the fiscal years shown in the table below.

Year (1)	Summary Compensation Table Total for PEO (Mr. Sievert) ($)	Summary Compensation Table Total for PEO (Mr. Legere) ($)	Compensation Actually Paid to PEO (Mr. Sievert) ($) (2) (3)	Compensation Actually Paid to PEO (Mr. Legere) ($) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2) (3)	Value of Initial Fixed $100 Investment Based on:		Net Income (millions) ($)	Company Selected Financial Measure (Adjusted Free Cash Flow) (5) (millions) ($)
							TMUS Total Shareholder Return (4) ($)	Peer Group Total Shareholder Return (4) ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	37,488,851	—	55,021,146	—	10,759,665	13,633,451	206	84	8,317	13,586

2022	29,060,048	—	86,602,023	—	10,461,699	21,148,334	179	81	2,590	7,656

2021	22,610,659	—	(15,052,969)	—	9,689,891	3,906,500	148	86	3,024	5,646

2020	54,914,014	137,195,887	143,189,517	159,658,024	15,474,100	36,420,755	172	94	3,064	3,001

1
In accordance with applicable SEC rules, since Messrs. Legere and Sievert both served as Chief Executive Officer during 2020, they are each included in the table above and corresponding footnotes as a PEO. Accordingly, the PEOs and
Non-PEO
NEOs for the applicable years were as follows:

Year	PEO	Non-PEO NEOs

2023	G. Michael Sievert	Peter Osvaldik, Mark W. Nelson, Michael J. Katz, Jonathan A. Freier, Callie R. Field

2022	G. Michael Sievert	Peter Osvaldik, Neville R. Ray, Mark W. Nelson, Peter A. Ewens, Brandon D. Draper

2021	G. Michael Sievert	Peter Osvaldik, Neville R. Ray, Mark W. Nelson, Peter A. Ewens, David A. Miller

2020	G. Michael Sievert & John J. Legere	Peter Osvaldik, J. Braxton Carter, Neville R. Ray, Peter A. Ewens, David A. Miller, David R. Carey

2
The Summary Compensation Table totals reported for the PEOs and the average of the
Non-PEO
NEOs for each fiscal year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate “Compensation Actually Paid”:

	2023
	Mr. Sievert ($)	Average Non-PEO NEOs ($)

Summary Compensation Table Total	37,488,851	10,759,665

Adjustments

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable Fiscal Year	(29,281,807)	(7,819,600)

Increase in Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End	32,211,836	8,610,626

Increase/Deduction for Fair Value of Awards Granted during Prior Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	6,351,427	1,928,043

Increase/Deduction in Fair Value of Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	8,250,838	154,718

TOTAL ADJUSTMENTS	17,532,295	2,873,786

Compensation Actually Paid	55,021,146	13,633,451

3
“Compensation Actually Paid” excludes the Stock Awards column from the relevant fiscal year’s Summary Compensation Table total. The equity values utilized in determining “Compensation Actually Paid” instead reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant. For additional information regarding the valuation assumptions used to calculate the fair value of our equity awards, please see the notes to our financial statements in our Annual Report on Form
10-K
for the applicable fiscal year.

4
TMUS Total Shareholder Return represents cumulative TSR on a fixed investment of $100 in our common stock for the period beginning on the last trading day of 2019 through the end of the relevant fiscal year, assuming reinvestment of all dividends. Peer Group TSR represents the cumulative TSR on a fixed investment of $100 (the “Peer Group TSR”) of the Dow Jones U.S. Telecommunications Index for the period beginning on the last trading day of 2019 through the end of the relevant fiscal year, assuming reinvestment of all dividends. The values included in the columns titled “Compensation Actually Paid” to our PEO and the
Non-PEO
NEOs, calculated in accordance with SEC disclosure rules, in each of the fiscal years reported above and over the four-year cumulative period shows how the compensation awarded fluctuated year-over-year, primarily based on our stock price as of the last day of the listed fiscal year, among other factors.

5
The Company has identified Adjusted Free Cash Flow as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the
Non-PEO
NEOs in 2023 to the Company’s performance. See Appendix A to this Proxy Statement for a reconciliation of Adjusted Free Cash Flow, a non-GAAP
measure, to the most directly comparable GAAP measure.

Company Selected Measure Name	Adjusted Free Cash Flow
Named Executive Officers, Footnote
1
In accordance with applicable SEC rules, since Messrs. Legere and Sievert both served as Chief Executive Officer during 2020, they are each included in the table above and corresponding footnotes as a PEO. Accordingly, the PEOs and
Non-PEO
NEOs for the applicable years were as follows:

Year	PEO	Non-PEO NEOs

2023	G. Michael Sievert	Peter Osvaldik, Mark W. Nelson, Michael J. Katz, Jonathan A. Freier, Callie R. Field

2022	G. Michael Sievert	Peter Osvaldik, Neville R. Ray, Mark W. Nelson, Peter A. Ewens, Brandon D. Draper

2021	G. Michael Sievert	Peter Osvaldik, Neville R. Ray, Mark W. Nelson, Peter A. Ewens, David A. Miller

2020	G. Michael Sievert & John J. Legere	Peter Osvaldik, J. Braxton Carter, Neville R. Ray, Peter A. Ewens, David A. Miller, David R. Carey

Peer Group Issuers, Footnote	Peer Group TSR represents the cumulative TSR on a fixed investment of $100 (the “Peer Group TSR”) of the Dow Jones U.S. Telecommunications Index for the period beginning on the last trading day of 2019 through the end of the relevant fiscal year, assuming reinvestment of all dividends.
PEO Total Compensation Amount	$ 37,488,851
PEO Actually Paid Compensation Amount	$ 55,021,146
Adjustment To PEO Compensation, Footnote
2
The Summary Compensation Table totals reported for the PEOs and the average of the
Non-PEO
NEOs for each fiscal year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate “Compensation Actually Paid”:

	2023
	Mr. Sievert ($)	Average Non-PEO NEOs ($)

Summary Compensation Table Total	37,488,851	10,759,665

Adjustments

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable Fiscal Year	(29,281,807)	(7,819,600)

Increase in Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End	32,211,836	8,610,626

Increase/Deduction for Fair Value of Awards Granted during Prior Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	6,351,427	1,928,043

Increase/Deduction in Fair Value of Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	8,250,838	154,718

TOTAL ADJUSTMENTS	17,532,295	2,873,786

Compensation Actually Paid	55,021,146	13,633,451

Non-PEO NEO Average Total Compensation Amount	$ 10,759,665	$ 10,461,699	$ 9,689,891	$ 15,474,100
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,633,451	21,148,334	3,906,500	36,420,755
Adjustment to Non-PEO NEO Compensation Footnote
2
The Summary Compensation Table totals reported for the PEOs and the average of the
Non-PEO
NEOs for each fiscal year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate “Compensation Actually Paid”:

	2023
	Mr. Sievert ($)	Average Non-PEO NEOs ($)

Summary Compensation Table Total	37,488,851	10,759,665

Adjustments

Deduction for Amounts Reported under the “Stock Awards” Column in the Summary Compensation Table for Applicable Fiscal Year	(29,281,807)	(7,819,600)

Increase in Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End	32,211,836	8,610,626

Increase/Deduction for Fair Value of Awards Granted during Prior Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Applicable Fiscal Year End	6,351,427	1,928,043

Increase/Deduction in Fair Value of Awards Granted during Prior Fiscal Year that Vested During Applicable Fiscal Year, determined based on change in ASC 718 Fair Value from Prior Fiscal Year End to Vesting Date	8,250,838	154,718

TOTAL ADJUSTMENTS	17,532,295	2,873,786

Compensation Actually Paid	55,021,146	13,633,451

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Compensation Actually Paid to Mr.
 Sievert and the Average of the Compensation Actually Paid to the
Non-PEO
NEOs and the Company’s Cumulative TSR
. From 2020 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the
Non-PEO
NEOs decreased by 62% and 63%, respectively, compared to a 106% increase in our TSR over the same time period.

Compensation Actually Paid vs. Net Income
Relationship Between Compensation Actually Paid to Mr.
 Sievert and the Average of the Compensation Actually Paid to the
Non-PEO
NEOs and the Company’s Net Income
. From 2020 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the
Non-PEO
NEOs decreased by 62% and 63%, respectively, compared to a 171% increase in our Net Income over the same time period.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid to Mr.
 Sievert and the Average of the Compensation Actually Paid to the
Non-PEO
NEOs and the Company’s Adjusted Free Cash Flow
. From 2020 to 2023, the compensation actually paid to our PEO and the average of the compensation actually paid to the
Non-PEO
NEOs decreased by 62% and 63%, respectively, compared to a 353% increase in our Adjusted Free Cash Flow over the same time period.

Total Shareholder Return Vs Peer Group
Relationship Between the Company’s TSR and the Peer Group TSR
. Peer Group TSR decreased by 16% from 2020 to 2023 as compared to the Company’s TSR, which increased by 106% over the same time period. As the values change considerably from year-to-year
based on stock price performance, they further demonstrate the
“pay-for-performance”
compensation philosophy of our executive compensation program. As the table demonstrates, the compensation of our PEO and the
Non-PEO
NEOs is higher when our stock price performs well, and lower when the stock price does not perform as well, demonstrating the clear alignment of interests of our PEO and the
Non-PEO
NEOs and our stockholders.

Tabular List, Table
PAY VERSUS PERFORMANCE TABULAR LIST
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2023:

•	US GAAP Service Revenue;

•	Core Adjusted EBITDA; and

•	Adjusted Free Cash Flow.
In the “Compensation Discussion and Analysis” section of this Proxy Statement, we provide greater detail on the elements of our executive compensation program and our
“pay-for-performance”
compensation philosophy. We believe the Company’s executive compensation program appropriately rewards our PEO and the
Non-PEO
NEOs for Company and individual performance, promotes retention of our senior leadership team and supports long-term value creation for our stockholders.

Total Shareholder Return Amount	$ 206	179	148	172
Peer Group Total Shareholder Return Amount	84	81	86	94
Net Income (Loss)	$ 8,317,000,000	$ 2,590,000,000	$ 3,024,000,000	$ 3,064,000,000
Company Selected Measure Amount	13,586,000,000	7,656,000,000	5,646,000,000	3,001,000,000
Change in Total Shareholder Return Percentage	106.00%
Change in Peer Group Total Shareholder Return Percentage	(16.00%)
Change in Net Income Percentage	171.00%
Change in Company Selected Measure Percentage	353.00%
Measure:: 1
Pay vs Performance Disclosure
Name	US GAAP Service Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Core Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Non-GAAP Measure Description	See Appendix A to this Proxy Statement for a reconciliation of Adjusted Free Cash Flow, a non-GAAP measure, to the most directly comparable GAAP measure.
G. Michael Sievert [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 37,488,851	$ 29,060,048	$ 22,610,659	$ 54,914,014
PEO Actually Paid Compensation Amount	$ 55,021,146	$ 86,602,023	$ (15,052,969)	$ 143,189,517
PEO Name	G. Michael Sievert	G. Michael Sievert	G. Michael Sievert	G. Michael Sievert
John J. Legere [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 137,195,887
PEO Actually Paid Compensation Amount	$ 0	$ 0	$ 0	$ 159,658,024
PEO Name				John J. Legere
PEO | G. Michael Sievert [Member]
Pay vs Performance Disclosure
Change in Compensation Actually Paid Percentage	(62.00%)
PEO | G. Michael Sievert [Member] | Deduction for Amounts Reported under the Stock Awards Column in the Summary Compensation Table for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (29,281,807)
PEO | G. Michael Sievert [Member] | Increase in Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,211,836
PEO | G. Michael Sievert [Member] | Increase/Deduction for Fair Value of Awards Granted during Prior Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,351,427
PEO | G. Michael Sievert [Member] | Increase/Deduction in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year Determined Based on Change In ASC 718 Fair Value From Prior Fiscal Year End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,250,838
PEO | G. Michael Sievert [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 17,532,295
Non-PEO NEO
Pay vs Performance Disclosure
Change in Compensation Actually Paid Percentage	(63.00%)
Non-PEO NEO | Deduction for Amounts Reported under the Stock Awards Column in the Summary Compensation Table for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,819,600)
Non-PEO NEO | Increase in Fair Value of Awards Granted during Applicable Fiscal Year that Remain Unvested as of Applicable Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,610,626
Non-PEO NEO | Increase/Deduction for Fair Value of Awards Granted during Prior Fiscal Year that Remained Outstanding and Unvested as of Applicable Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,928,043
Non-PEO NEO | Increase/Deduction in Fair Value of Awards Granted During Prior Fiscal Year that Vested During Applicable Fiscal Year Determined Based on Change In ASC 718 Fair Value From Prior Fiscal Year End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	154,718
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,873,786